Initial Public Offering - Additional Information (Details) - USD ($)			7 Months Ended
	May 28, 2021	Mar. 08, 2021	Sep. 30, 2021
Gross proceeds from initial public offering			$ 225,400,000
Common Class A [Member]
Price per share sold	$ 10.00
Gross proceeds from initial public offering	$ 230,000,000
IPO [Member] | Common Class A [Member]
Stock shares issued during the period | shares	23,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Stock shares issued during the period | shares	3,000,000	3,000,000